Provisions	12 Months Ended
Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions

27	Provisions

Accounting policy

Provisions for legal claims and judicial deposits

Provisions for legal claims are recognized when there is a combination of the following conditions: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable (more likely than not) that an outflow of resources will be required to settle the obligation;

And, (iii) the amount can be reliably estimated. The provisions are periodically estimated, and the likelihood of losses is supported by the Company's legal counsel.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as Financial expenses.

When a claim is secured by a judicial deposit, the Company offsets the provision with the judicial deposit amount in the consolidated balance sheet. However, the Company also has judicial deposits for claims for which the likelihood of loss is possible or remote and for which no provision is recognized. In such cases, these amounts are recognized as outstanding judicial deposits in the Company’s assets.

Critical accounting estimates – Provisions for legal claims

The Company is part of ongoing tax, labor, civil and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation and require a high level of judgment regarding the matters involved, supported by the positions of external legal advisors. Income tax claims are discussed at the current and deferred income tax section (note 11).

(a)	Changes in the year

					2021	2020
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	6,234	15,208	785	8,669	30,896	26,070
Additions	9,943	12,328	1,676	9,358	33,305	24,052
Reversals	(8,572)	(7,012)	(754)	(3,794)	(20,132)	(13,140)
Interest accrual	(418)	1,131	40	(7)	746	1,389
Payments	(2,162)	(1,739)	(935)	(491)	(5,327)	(1,721)
Foreign exchange effects	(448)	(1,087)	(30)	(820)	(2,385)	(5,147)
Other	(43)	(150)	(82)	-	(275)	(607)
Balance at the end of the year	4,534	18,679	700	12,915	36,828	30,896

(b)	Breakdown of legal claims provisions

The provisions and the corresponding judicial deposits are as follows:

			2021			2020
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(1,528)	6,062	4,534	(1,594)	7,828	6,234
Labor	(2,752)	21,431	18,679	(2,797)	18,005	15,208
Civil	(751)	1,451	700	(722)	1,507	785
Environmental	-	12,915	12,915	-	8,669	8,669
Balance at the end of the year	(5,031)	41,859	36,828	(5,113)	36,009	30,896

The outstanding judicial deposits of the Company as of December 31, 2021 are USD 5,446 (December 31, 2020: USD 5,566).

(c)	Contingent liabilities

Legal claims that have a possible likelihood that an obligation will arise are disclosed in the Company’s financial statements. The Company does not recognize a liability because it is not probable that an outflow of resources will be required or because the amount of the liability cannot be reliably calculated. These legal claims are summarized below:

	2021	2020
Tax (i)	156,779	182,380
Labor (ii)	36,215	33,205
Civil (iii)	14,617	17,502
Environmental (iv)	97,027	85,390
	304,639	318,477

As of December 31, 2021, contingent liabilities decreased in comparison to those of December 31, 2020 mainly related to an agreement with the corresponding tax authority, by which NEXA desisted from a litigation related to social security contributions levied upon profit sharing (PLR), receiving a 50% discount over principal, interest and penalties.

(i)	Comments on contingent tax liabilities

The main contingent liabilities relating to tax lawsuits are discussed below.

Income tax over transfers of shares in Peru

Relates to assessments issued by the SUNAT, where the Company was jointly and severally liable for the payment of income tax by a foreign investor, in a supposed capital gain on transfer of shares. The estimated financial effect of this contingent liability is USD 91,781.

Compensation for exploration for mineral resources

Relates to assessments issued by the Brazilian National Department of Mineral Production for the alleged failure to pay or underpayment of financial compensation for the exploration of mineral resources (“CFEM”). The estimated financial effect of this contingent liability is USD 10,176.

Indirect taxes on sales

Relates to assessments issued by the Brazilian Internal Revenues Service concerning certain credits taken by the Company when calculating those indirect taxes on sales. The estimated financial effect of this contingent liability is USD 3,491.

Value-added tax on sales

Relates to assessments issued by the tax authorities of the State of Minas Gerais concerning the following:

•	Incidence of value-added tax on sales of certain energy contracts. The estimated financial effect of this contingent liability is USD 11,498.
•	The tax rate applied to interstate sales for manufactured goods with imported content. The estimated financial effect of this contingent liability is USD 3,131.
•	The Company was challenged by the tax authorities regarding certain credits to the purchases of property, plant and equipment. The estimated financial effect of this contingent liability is USD 6,075.
(ii)	Comments on contingent labor liabilities

Include several claims filed by former employees, third parties and labor unions and labor public attorney’s office mostly claiming the payment of indemnities related to dismissals, such as overtime, work at night hours, commuting hours, health hazard premiums and hazardous duty premiums, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses, work accidents and payment of social benefits. The individual amount of the claims are not material.

(iii)	Comments on contingent civil liabilities

The main contingent civil liability is related to indemnity lawsuits against the Company alleging property, contractual and general damages/losses. The estimated financial effect of this contingent liability is USD 15,456.

(iv)	Comments on contingent environmental liabilities

The main contingent environmental liabilities in Brazil were filed by fishermen communities against the Company for indemnification, compensation for material and moral damages due to alleged pollution of the São Francisco River close to the Company’s Três Marias operation in Brazil. The estimated financial effect of these contingent liabilities is USD 67,385. In Peru, the main environmental liabilities come from alleged non-compliance of NEXA’s Atacocha mine closure plan regarding inoperative tailing dams. This process was filed by the Peruvian environmental enforcement agency (OEFA) and its estimated financial effect is of USD 6,934.